Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net loss	$ (141,040)	¥ (917,644)	¥ (931,922)	¥ (401,275)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	(18,592)	(120,963)	142,526	41,518
Other comprehensive income (loss), net of tax of nil	(18,592)	(120,963)	142,526	41,518
Comprehensive loss	(159,632)	(1,038,607)	(789,396)	(359,757)
Comprehensive (income) loss attributable to noncontrolling interest and redeemable noncontrolling interest	22,273	144,914	298,324	(26,824)
Comprehensive loss attributable to the Company's ordinary shareholders	$ (137,359)	¥ (893,693)	¥ (491,072)	¥ (386,581)